Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Interest Income	$ 5,728,000	$ 5,680,000	$ 5,711,000	$ 5,437,000	$ 5,773,000	$ 5,598,000	$ 5,554,000	$ 5,478,000	$ 22,556,242	$ 22,403,483	$ 22,765,347
Net Interest Income	5,089,000	5,025,000	5,023,000	4,785,000	5,103,000	4,962,000	4,898,000	4,837,000	19,922,394	19,800,189	19,592,463
Net Income	294,000	1,460,000	1,429,000	1,944,000	1,622,000	1,021,000	1,492,000	1,950,000	5,127,702	6,086,188	5,760,418
Basic (in dollars per share)	$ 0.04	$ 0.21	$ 0.20	$ 0.28	$ 0.23	$ 0.15	$ 0.22	$ 0.28	$ 0.74	$ 0.88	$ 0.84
Diluted (in dollars per share)	$ 0.04	$ 0.21	$ 0.20	$ 0.28	$ 0.23	$ 0.15	$ 0.21	$ 0.28	$ 0.73	$ 0.87	$ 0.84
Loss on pension plan termination		$ 1,700,000							$ 1,707,779	$ 0	$ 0